March 30, 2007


U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD FLORIDA TAX-FREE FUNDS (the Trust)
     FILE NO.  33-48783

Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,


Laura Merianos

Associate Counsel

The Vanguard Group, Inc.